Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

Note 12 – Debt

Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). On August 15, 2022, the Company renewed its Corporate Revolver, extending the facility’s maturity date from July 9, 2025 to August 15, 2027.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·	Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or
·

Secured Overnight Financing Rate (“SOFR”) as administered by the Federal Reserve Bank of New York loans for periods of 1, 3 or 6 months with interest payable at a rate of SOFR, plus between 1.10% and 2.30% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·	Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or
·	Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

As at December 31, 2023, no amounts were drawn from the Corporate Revolver. The Company has three standby letters of credit in the amount of $19.3 million (C$25.5 million) against the Corporate Revolver in relation to the audit by the Canada Revenue Agency (“CRA”) of its 2013–2015 taxation years, as referenced in Note 25. These standby letters of credit reduce the available balance under the Corporate Revolver.